Related Party Transactions	3 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Party Transactions

8. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Directors and officers of the Company	178	38
Related company	10	131
Total	188	169

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advancement represent other receivable included in current assets as well as investment in a related private company.

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Due from related party	371	95
Advancement	58	24

On September 30, 2019, the Company entered into a Memorandum of Understanding (“MOU”) with a private company (“private co”) incorporated in Ontario in which certain directors and officers of the Company also hold offices and minority investments.

Concurrent with the MOU, the Company subscribed for 2,400,000 common shares of private co at $0.01, for a total investment of $24,000. Further, during the three months period ended March 31, 2020, the Company subscribed for additional 1,686,749 common shares at $0.02, for an additional investment of $33,735. As of March 31, 2020, the Company’s total investment amounts to $57,735 and constitutes a 11.37% holding in private co and includes a provision that will give the Company the right to nominate two directors to the board of directors of private co. To March 31, 2020, the Company’s investment has been classified as an advance as private co has not issued the common shares certificate. Private co will also issue the Company a non-transferable share purchase warrant (the “Warrant”), entitling the Company to purchase common shares of private co up to 15% of the capital of private co upon payment of US $10 million prior to the fifth anniversary of the date of issue. To March 31, 2020, private co has not issued the final form of the Warrant to the Company.

On January 1,2020, the Company entered into a Management and Technical Services Agreement (the “Services Agreement”) with private co, whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to private co during the due diligence stage of the contemplated arrangement. At March 31, 2020, the Company has charged private co and recorded $371,155 in due from the private co.

(a) Related party transactions

As of March 31, 2020, Sentient beneficially owns 36,980,982 common shares on a post-consolidation basis constituting approximately 41.70% of the currently issued and outstanding common shares.

On March 31, 2020, CATL beneficially owns 22,944,444 common shares on a post-consolidation basis constituting approximately 25.87% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the three months period ended March 31, 2020, the Company recorded $35,701 (March 31, 2019 - $9,131) in fees charged by a legal firm in which the Company’s chairman is a consultant.

(b) Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	March 31, 2019
Geological consulting fees – expensed	5	26
Management fees – expensed	116	188
Salaries - expensed	33	47
Share-based payments	671	-
Total	825	261